SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
Schedule of components of the Group's net revenues
	For the years ended December 31,
	2011	2012	2013

Apparel	$46,888	$80,274	$86,459
Electronics and other general merchandise	69,342	119,736	205,958
Total net revenues	$116,230	$200,010	$292,417

Summary of Group's total net revenues generated in different geographic locations and as a percentage of total net revenues

	For the years ended December 31,
	2011		2012		2013
	Revenues	%	Revenues	%	Revenues	%

Europe	$57,853	49.8	$101,424	50.7	$182,958	62.5
North America	32,721	28.2	47,985	24.0	54,858	18.8
South America	4,097	3.5	12,876	6.4	26,205	9.0
Other countries	21,559	18.5	37,725	18.9	28,396	9.7
Total net revenues	$116,230	100	$200,010	100	$292,417	100